CORPORATE INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2026
Income taxes paid (refund) [Abstract]
Disclosure of reconciliation of income tax provision [Table Text Block]
	2026	2025
Rounded to nearest thousand	$	$
Net loss before tax	(13,990,000)	(4,089,000)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	(3,777,000)	(1,104,000)
Net adjustments for deductible and non-deductible amounts	2,151,000	640,000
Flow through expenses renounced	452,000	430,000
True-up for prior year balance	(30,000)	74,000
Change in valuation allowance	1,204,000	(40,000)
Deferred income tax recovery	-	-

Disclosure of temporary differences, unused tax losses and unused tax credits [Table Text Block]
	2026	2025
Rounded to nearest thousand	$	$
Non-capital loss carry-forwards	2,231,000	892,000
Exploration and evaluation assets	(834,000)	(442,000)
Marketable securities	(32,000)	(14,000)
Share issue costs	297,000	22,000
Total	1,662,000	458,000

Disclosure of non-capital losses [Table Text Block]
Year of Expiry	$
2039	133,000
2040	29,000
2041	373,000
2042	125,000
2043	418,000
2044	417,000
2045	1,671,000
2046	5,097,000
Total	8,263,000